HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 80.7%
	ADVERTISING & MARKETING - 0.1%
5,491	Trade Desk, Inc. (The), Class A(a)	$ 386,017

	AUTOMOTIVE - 3.8%
13,878	Tesla, Inc.(a)	10,762,111

	BEVERAGES - 1.7%
10,106	Keurig Dr Pepper, Inc.	345,221
6,886	Monster Beverage Corporation(a)	611,683
25,317	PepsiCo, Inc.	3,807,931
		4,764,835
	BIOTECH & PHARMA - 2.9%
10,519	Amgen, Inc.	2,236,865
2	AstraZeneca plc - ADR	120
3,050	Biogen, Inc.(a)	863,120
23,318	Gilead Sciences, Inc.	1,628,762
3,347	Moderna, Inc.(a)	1,288,126
1,378	Regeneron Pharmaceuticals, Inc.(a)	833,938
2,051	Seagen, Inc.(a)	348,260
4,589	Vertex Pharmaceuticals, Inc.(a)	832,399
		8,031,590
	CABLE & SATELLITE - 2.7%
3,107	Charter Communications, Inc., Class A(a)	2,260,529
83,209	Comcast Corporation, Class A	4,653,879
2,675	Liberty Broadband Corporation - Series C(a)	461,973
20,048	Sirius XM Holdings, Inc.	122,293
		7,498,674
	COMMERCIAL SUPPORT SERVICES - 0.2%
1,578	Cintas Corporation	600,681

	E-COMMERCE DISCRETIONARY - 6.7%
5,040	Amazon.com, Inc.(a)	16,556,603
13,779	eBay, Inc.	959,983
788	MercadoLibre, Inc.(a)	1,323,367
		18,839,953

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 80.7% (Continued)
	ELECTRIC UTILITIES - 0.7%
5,628	American Electric Power Company, Inc.	$ 456,881
17,633	Exelon Corporation	852,379
9,459	Xcel Energy, Inc.	591,188
		1,900,448
	ENTERTAINMENT CONTENT - 0.6%
13,552	Activision Blizzard, Inc.	1,048,789
5,087	Electronic Arts, Inc.	723,626
		1,772,415
	FOOD - 0.7%
11,746	Kraft Heinz Company (The)	432,488
25,756	Mondelez International, Inc., Class A	1,498,484
		1,930,972
	INDUSTRIAL SUPPORT SERVICES - 0.2%
10,286	Fastenal Company	530,860

	INTERNET MEDIA & SERVICES - 12.0%
2,590	Alphabet, Inc., Class A(a)	6,924,417
2,588	Alphabet, Inc., Class C(a)	6,897,822
735	Booking Holdings, Inc.(a)	1,744,794
35,292	Facebook, Inc., Class A(a)	11,977,752
2,745	Match Group, Inc.(a)	430,938
7,894	Netflix, Inc.(a)	4,818,024
1,353	Roku, Inc.(a)	423,963
1,825	VeriSign, Inc.(a)	374,143
		33,591,853
	LEISURE FACILITIES & SERVICES - 1.1%
4,682	Marriott International, Inc., Class A(a)	693,357
21,195	Starbucks Corporation	2,338,021
		3,031,378
	LEISURE PRODUCTS - 0.1%
3,528	Peloton Interactive, Inc.(a)	307,112

	MEDICAL EQUIPMENT & DEVICES - 2.0%
1,276	Align Technology, Inc.(a)	849,089

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 80.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.0% (Continued)
1,572	DexCom, Inc.(a)	$ 859,664
1,466	IDEXX Laboratories, Inc.(a)	911,705
2,642	Illumina, Inc.(a)	1,071,622
2,030	Intuitive Surgical, Inc.(a)	2,018,124
		5,710,204
	RETAIL - CONSUMER STAPLES - 1.5%
7,888	Costco Wholesale Corporation	3,544,472
1	Dollar Tree, Inc.(a)	96
13,438	Walgreens Boots Alliance, Inc.	632,258
		4,176,826
	RETAIL - DISCRETIONARY - 0.8%
2,160	Lululemon Athletica, Inc.(a)	874,152
1,340	O'Reilly Automotive, Inc.(a)	818,820
6,335	Ross Stores, Inc.	689,565
		2,382,537
	SEMICONDUCTORS - 12.6%
21,391	Advanced Micro Devices, Inc.(a)	2,201,134
9,585	Analog Devices, Inc.	1,605,296
16,358	Applied Materials, Inc.	2,105,765
7,055	Broadcom, Inc.	3,421,181
77,652	Intel Corporation	4,137,299
2,763	KLA Corporation	924,251
2,554	Lam Research Corporation	1,453,609
8,639	Marvell Technology, Inc.	521,018
4,199	Microchip Technology, Inc.	644,505
20,007	Micron Technology, Inc.	1,420,097
42,595	NVIDIA Corporation	8,823,980
4,943	NXP Semiconductors N.V.	968,185
20,448	QUALCOMM, Inc.	2,637,383
2,916	Skyworks Solutions, Inc.	480,498
16,950	Texas Instruments, Inc.	3,257,960
5,669	Xilinx, Inc.	855,962
		35,458,123

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 80.7% (Continued)
	SOFTWARE - 14.9%
8,619	Adobe, Inc.(a)	$ 4,962,130
1,481	ANSYS, Inc.(a)	504,206
2,050	Atlassian Corp plc, Class A(a)	802,411
3,947	Autodesk, Inc.(a)	1,125,566
4,922	Cadence Design Systems, Inc.(a)	745,388
5,433	Cerner Corporation	383,135
2,559	Crowdstrike Holdings, Inc., Class A(a)	628,951
3,406	DocuSign, Inc.(a)	876,807
2,529	Fortinet, Inc.(a)	738,569
4,473	Intuit, Inc.	2,413,228
92,530	Microsoft Corporation	26,086,057
1,594	Okta, Inc.(a)	378,320
2,687	Splunk, Inc.(a)	388,836
2,650	Synopsys, Inc.(a)	793,437
2,982	Workday, Inc., Class A(a)	745,172
2,071	Zoom Video Communications, Inc., Class A(a)	541,567
		42,113,780
	TECHNOLOGY HARDWARE - 10.6%
183,532	Apple, Inc.	25,969,778
71,830	Cisco Systems, Inc.	3,909,707
		29,879,485
	TECHNOLOGY SERVICES - 3.5%
7,238	Automatic Data Processing, Inc.	1,447,021
9,915	Cognizant Technology Solutions Corporation, Class A	735,792
6,352	CoStar Group, Inc.(a)	546,653
10,047	Fiserv, Inc.(a)	1,090,100
5,805	Paychex, Inc.	652,772
21,186	PayPal Holdings, Inc.(a)	5,512,809
		9,985,147
	TELECOMMUNICATIONS - 0.3%
6,944	T-Mobile US, Inc.(a)	887,165

	TRANSPORTATION & LOGISTICS - 0.6%
42,086	CSX Corporation	1,251,638

HCM DEFENDERS 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 80.7% (Continued)
	TRANSPORTATION & LOGISTICS - 0.6% (Continued)
1,812	Old Dominion Freight Line, Inc.	$ 518,196
		1,769,834
	TRANSPORTATION EQUIPMENT - 0.2%
6,228	PACCAR, Inc.	491,514

	WHOLESALE - DISCRETIONARY - 0.2%
3,646	Copart, Inc.(a)	505,773

	TOTAL COMMON STOCKS (Cost $180,589,263)	227,309,287

	EXCHANGE-TRADED FUNDS — 19.3%
	EQUITY - 19.3%
71,062	ProShares Ultra QQQ	5,171,182
393,876	ProShares UltraPro QQQ	49,065,133
		54,236,315

	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,814,092)	54,236,315

	TOTAL INVESTMENTS - 100.0% (Cost $218,403,355)	$ 281,545,602
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	116,111
	NET ASSETS - 100.0%	$ 281,661,713

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.5%
	AEROSPACE & DEFENSE - 1.2%
3,405	Boeing Company(a)	$ 748,896
1,504	General Dynamics Corporation	294,829
1,304	L3Harris Technologies, Inc.	287,193
1,386	Lockheed Martin Corporation	478,309
856	Northrop Grumman Corporation	308,288
9,370	Raytheon Technologies Corporation	805,445
300	TransDigm Group, Inc. (a)	187,371
		3,110,331
	APPAREL & TEXTILE PRODUCTS - 0.5%
7,448	NIKE, Inc., Class B	1,081,673
1,994	VF Corporation	133,578
		1,215,251
	ASSET MANAGEMENT - 0.7%
604	BlackRock, Inc.	506,551
4,047	Blackstone, Inc.	470,828
7,313	Charles Schwab Corporation (The)	532,679
1,339	T Rowe Price Group, Inc.	263,381
		1,773,439
	AUTOMOTIVE - 1.9%
23,687	Ford Motor Company(a)	335,408
7,574	General Motors Company(a)	399,226
5,471	Tesla, Inc.(a)	4,242,651
		4,977,285
	BANKING - 3.3%
48,517	Bank of America Corporation	2,059,547
13,166	Citigroup, Inc.	923,990
991	First Republic Bank	191,144
18,365	JPMorgan Chase & Company	3,006,166
2,389	PNC Financial Services Group, Inc. (The)	467,384
8,337	Truist Financial Corporation	488,965
8,710	US Bancorp	517,722
24,104	Wells Fargo & Company	1,118,667
		8,773,585

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.5% (Continued)
	BEVERAGES - 1.2%
1,748	Brown-Forman Corporation, Class B	$ 117,133
23,729	Coca-Cola Company (The)	1,245,061
927	Constellation Brands, Inc., Class A	195,310
2,250	Monster Beverage Corporation(a)	199,868
8,513	PepsiCo, Inc.	1,280,440
		3,037,812
	BIOTECH & PHARMA - 4.4%
10,473	AbbVie, Inc.	1,129,723
3,534	Amgen, Inc.	751,505
2,860	AstraZeneca plc - ADR	171,772
968	Biogen, Inc.(a)	273,934
993	BioMarin Pharmaceutical, Inc.(a)	76,749
13,716	Bristol-Myers Squibb Company	811,576
5,078	Eli Lilly and Company	1,173,272
7,852	Gilead Sciences, Inc.	548,462
1,107	Incyte Corporation(a)	76,139
16,190	Johnson & Johnson	2,614,684
15,409	Merck & Company, Inc.	1,157,370
1,548	Organon & Company	50,759
33,686	Pfizer, Inc.	1,448,835
441	Regeneron Pharmaceuticals, Inc.(a)	266,884
686	Seagen, Inc.(a)	116,483
1,518	Vertex Pharmaceuticals, Inc.(a)	275,350
4,176	Viatris, Inc.	56,585
2,811	Zoetis, Inc.	545,728
		11,545,810
	CABLE & SATELLITE - 1.0%
1,040	Charter Communications, Inc., Class A(a)	756,662
28,098	Comcast Corporation, Class A	1,571,521
858	Liberty Broadband Corporation - Series C(a)	148,177
		2,476,360
	CHEMICALS - 0.7%
1,321	Air Products and Chemicals, Inc.	338,321
4,494	Corteva, Inc.	189,108

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.5% (Continued)
	CHEMICALS - 0.7% (Continued)
4,566	Dow, Inc.	$ 262,819
4,492	DuPont de Nemours, Inc.	305,411
1,567	Ecolab, Inc.	326,908
1,430	PPG Industries, Inc.	204,504
1,442	Sherwin-Williams Company (The)	403,370
		2,030,441
	COMMERCIAL SUPPORT SERVICES - 0.3%
468	Cintas Corporation	178,149
1,252	Republic Services, Inc.	150,315
2,604	Waste Management, Inc.	388,933
		717,397
	CONTAINERS & PACKAGING - 0.1%
1,975	Ball Corporation	177,691

	DATA CENTER REIT - 0.2%
1,564	Digital Realty Trust, Inc.	225,920
458	Equinix, Inc.	361,880
		587,800
	DIVERSIFIED INDUSTRIALS - 1.2%
3,537	3M Company	620,461
2,481	Eaton Corp PLC	370,438
3,680	Emerson Electric Company	346,656
6,649	General Electric Company	685,046
4,347	Honeywell International, Inc.	922,782
1,708	Illinois Tool Works, Inc.	352,924
		3,298,307
	E-COMMERCE DISCRETIONARY - 4.3%
3,319	Amazon.com, Inc.(a)	10,903,048
4,615	eBay, Inc.	321,527
		11,224,575
	ELECTRIC UTILITIES - 1.7%
1,458	Ameren Corporation	118,098
3,017	American Electric Power Company, Inc.	244,920
1,715	CMS Energy Corporation	102,437

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.5% (Continued)
	ELECTRIC UTILITIES - 1.7% (Continued)
2,006	Consolidated Edison, Inc.	$ 145,616
5,009	Dominion Energy, Inc.	365,757
1,124	DTE Energy Company	125,562
4,480	Duke Energy Corporation	437,203
2,228	Edison International	123,587
1,183	Entergy Corporation	117,484
1,999	Eversource Energy	163,438
5,910	Exelon Corporation	285,689
3,279	FirstEnergy Corporation	116,798
12,090	NextEra Energy, Inc.	949,306
4,685	PPL Corporation	130,618
3,050	Public Service Enterprise Group, Inc.	185,745
1,747	Sempra Energy	220,996
6,415	Southern Company (The)	397,538
1,879	WEC Energy Group, Inc.	165,728
3,156	Xcel Energy, Inc.	197,250
		4,593,770
	ELECTRICAL EQUIPMENT - 0.9%
1,334	AMETEK, Inc.	165,429
3,444	Amphenol Corporation, Class A	252,204
1,860	Fortive Corporation	131,260
4,637	Johnson Controls International plc	315,688
1,099	Keysight Technologies, Inc.(a)	180,555
2,743	Otis Worldwide Corporation	225,694
653	Rockwell Automation, Inc.	192,008
584	Roper Technologies, Inc.	260,540
1,992	TE Connectivity Ltd.	273,342
1,471	Trane Technologies plc	253,968
		2,250,688
	ENTERTAINMENT CONTENT - 1.0%
4,555	Activision Blizzard, Inc.	352,511
1,712	Electronic Arts, Inc.	243,532
11,335	Walt Disney Company (The) (a)	1,917,542
		2,513,585

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.5% (Continued)
	FOOD - 0.6%
2,891	Conagra Brands, Inc.	$ 97,918
3,699	General Mills, Inc.	221,274
856	Hershey Company (The)	144,878
1,561	Kellogg Company	99,779
3,939	Kraft Heinz Company (The)	145,034
1,444	McCormick & Company, Inc.	117,007
8,657	Mondelez International, Inc., Class A	503,665
1,705	Tyson Foods, Inc., Class A	134,593
		1,464,148
	GAS & WATER UTILITIES - 0.1%
1,058	American Water Works Company, Inc.	178,844

	HEALTH CARE FACILITIES & SERVICES - 2.0%
1,479	Anthem, Inc.	551,371
3,392	Centene Corporation(a)	211,356
2,162	Cigna Corporation	432,746
7,877	CVS Health Corporation	668,442
1,577	HCA Healthcare, Inc.	382,769
734	Humana, Inc.	285,636
1,061	IQVIA Holdings, Inc.(a)	254,152
967	McKesson Corporation	192,800
5,729	UnitedHealth Group, Inc.	2,238,550
		5,217,822
	HEALTH CARE REIT - 0.1%
2,521	Welltower, Inc.	207,730

	HOME CONSTRUCTION - 0.1%
1,999	DR Horton, Inc.	167,856

	HOUSEHOLD PRODUCTS - 1.3%
1,454	Church & Dwight Company, Inc.	120,057
713	Clorox Company (The)	118,080
5,244	Colgate-Palmolive Company	396,342
1,199	Estee Lauder Companies, Inc. (The), Class A	359,616

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.5% (Continued)
	HOUSEHOLD PRODUCTS - 1.3% (Continued)
2,018	Kimberly-Clark Corporation	$ 267,264
15,110	Procter & Gamble Company (The)	2,112,377
		3,373,736
	INDUSTRIAL REIT - 0.1%
4,479	Prologis, Inc.	561,801

	INDUSTRIAL SUPPORT SERVICES - 0.1%
3,423	Fastenal Company	176,661

	INFRASTRUCTURE REIT - 0.5%
2,666	American Tower Corporation	707,583
2,517	Crown Castle International Corporation	436,246
598	SBA Communications Corporation	197,681
		1,341,510
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
4,968	Bank of New York Mellon Corporation (The)	257,541
2,108	CME Group, Inc.	407,645
1,986	Goldman Sachs Group, Inc. (The)	750,769
3,209	Intercontinental Exchange, Inc.	368,457
7,411	Morgan Stanley	721,164
2,009	State Street Corporation	170,202
		2,675,778
	INSURANCE - 2.0%
4,081	Aflac, Inc.	212,743
1,870	Allstate Corporation (The)	238,070
5,110	American International Group, Inc.	280,488
8,274	Berkshire Hathaway, Inc., Class B(a)	2,258,305
2,367	Chubb Ltd.	410,627
3,026	Marsh & McLennan Companies, Inc.	458,227
4,337	MetLife, Inc.	267,723
3,468	Progressive Corporation (The)	313,473
2,413	Prudential Financial, Inc.	253,848
1,509	Travelers Companies, Inc. (The)	229,383

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.5% (Continued)
	INSURANCE - 2.0% (Continued)
714	Willis Towers Watson plc	$ 165,976
		5,088,863
	INTERNET MEDIA & SERVICES - 7.3%
1,970	Alphabet, Inc., Class A(a)	5,266,835
1,897	Alphabet, Inc., Class C(a)	5,056,093
192	Booking Holdings, Inc.(a)	455,783
16,144	Facebook, Inc., Class A(a)	5,479,113
435	IAC/InterActiveCorporation(a)	56,676
926	Match Group, Inc.(a)	145,373
2,643	Netflix, Inc.(a)	1,613,129
6,020	Snap, Inc., Class A(a)	444,697
4,637	Twitter, Inc.(a)	280,028
6,719	Uber Technologies, Inc.(a)	301,011
578	VeriSign, Inc.(a)	118,496
		19,217,234
	LEISURE FACILITIES & SERVICES - 1.1%
152	Chipotle Mexican Grill, Inc.(a)	276,263
1,616	Hilton Worldwide Holdings, Inc. (a)	213,490
2,153	Las Vegas Sands Corporation(a)	78,800
1,573	Marriott International, Inc., Class A(a)	232,946
4,624	McDonald's Corporation	1,114,892
7,155	Starbucks Corporation	789,268
1,832	Yum! Brands, Inc.	224,072
		2,929,731
	MACHINERY - 0.6%
3,327	Caterpillar, Inc.	638,685
1,864	Deere & Company	624,570
736	Parker-Hannifin Corporation	205,800
866	Stanley Black & Decker, Inc.	151,818
		1,620,873
	MEDICAL EQUIPMENT & DEVICES - 3.5%
10,485	Abbott Laboratories	1,238,593
1,833	Agilent Technologies, Inc.	288,752
3,052	Baxter International, Inc.	245,472

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.5% (Continued)
1,597	Becton Dickinson and Company	$ 392,575
8,403	Boston Scientific Corporation(a)	364,606
3,701	Danaher Corporation	1,126,732
469	DexCom, Inc.(a)	256,477
3,648	Edwards Lifesciences Corporation(a)	412,990
452	IDEXX Laboratories, Inc.(a)	281,099
851	Illumina, Inc.(a)	345,174
654	Intuitive Surgical, Inc.(a)	650,174
8,070	Medtronic PLC	1,011,575
138	Mettler-Toledo International, Inc.(a)	190,076
837	ResMed, Inc.	220,591
1,868	Stryker Corporation	492,629
2,341	Thermo Fisher Scientific, Inc.	1,337,485
1,192	Zimmer Biomet Holdings, Inc.	174,461
		9,029,461
	METALS & MINING - 0.1%
4,817	Newmont Corporation	261,563

	OFFICE REIT - 0.1%
712	Alexandria Real Estate Equities, Inc.	136,042

	OIL & GAS PRODUCERS - 1.7%
11,373	Chevron Corporation	1,153,791
6,560	ConocoPhillips	444,571
562	DT Midstream, Inc.	25,987
3,566	EOG Resources, Inc.	286,243
26,187	Exxon Mobil Corporation	1,540,318
11,789	Kinder Morgan, Inc.	197,230
3,985	Marathon Petroleum Corporation	246,313
2,614	Phillips 66	183,058
2,515	Valero Energy Corporation	177,484
7,558	Williams Companies, Inc. (The)	196,055
		4,451,050

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.5% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
8,531	Schlumberger N.V.	$ 252,859

	RESIDENTIAL REIT - 0.2%
834	AvalonBay Communities, Inc.	184,848
2,242	Equity Residential	181,423
333	Essex Property Trust, Inc.	106,473
		472,744
	RETAIL - CONSUMER STAPLES - 1.4%
2,617	Costco Wholesale Corporation	1,175,949
1,509	Dollar General Corporation	320,119
1,445	Dollar Tree, Inc.(a)	138,315
4,595	Kroger Company (The)	185,776
3,053	Target Corporation	698,435
4,497	Walgreens Boots Alliance, Inc.	211,584
8,511	Walmart, Inc.	1,186,263
		3,916,441
	RETAIL - DISCRETIONARY - 1.8%
138	AutoZone, Inc.(a)	234,323
1,341	Best Buy Company, Inc.	141,757
7,544	Home Depot, Inc. (The)	2,476,392
4,507	Lowe's Companies, Inc.	914,290
425	O'Reilly Automotive, Inc.(a)	259,701
2,109	Ross Stores, Inc.	229,565
6,775	TJX Companies, Inc. (The)	447,015
		4,703,043
	RETAIL REIT - 0.2%
2,009	Realty Income Corporation	130,304
1,957	Simon Property Group, Inc.	254,351
		384,655
	SELF-STORAGE REIT - 0.1%
868	Public Storage	257,883

	SEMICONDUCTORS - 4.5%
7,192	Advanced Micro Devices, Inc.(a)	740,057

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.5% (Continued)
	SEMICONDUCTORS - 4.5% (Continued)
2,154	Analog Devices, Inc.	$ 360,752
5,492	Applied Materials, Inc.	706,985
2,366	Broadcom, Inc.	1,147,344
26,189	Intel Corporation	1,395,350
869	KLA Corporation	290,689
835	Lam Research Corporation	475,240
3,952	Marvell Technology, Inc.	238,345
1,384	Microchip Technology, Inc.	212,430
6,707	Micron Technology, Inc.	476,063
15,606	NVIDIA Corporation	3,232,940
6,894	QUALCOMM, Inc.	889,188
968	Skyworks Solutions, Inc.	159,507
5,610	Texas Instruments, Inc.	1,078,298
1,474	Xilinx, Inc.	222,559
		11,625,747
	SOFTWARE - 9.0%
2,877	Adobe, Inc.(a)	1,656,347
921	Akamai Technologies, Inc.(a)	96,327
456	ANSYS, Inc.(a)	155,245
1,311	Autodesk, Inc.(a)	373,858
1,605	Cadence Design Systems, Inc.(a)	243,061
1,836	Cerner Corporation	129,475
695	Citrix Systems, Inc.	74,622
925	DocuSign, Inc.(a)	238,123
832	Fortinet, Inc.(a)	242,977
1,469	Intuit, Inc.	792,540
52,067	Microsoft Corporation	14,678,730
591	Okta, Inc.(a)	140,268
12,366	Oracle Corporation	1,077,450
558	Palo Alto Networks, Inc.(a)	267,282
430	RingCentral, Inc., Class A(a)	93,525
5,242	salesforce.com, Inc.(a)	1,421,735
1,097	ServiceNow, Inc.(a)	682,630
857	Splunk, Inc.(a)	124,016

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.5% (Continued)
	SOFTWARE - 9.0% (Continued)
854	Synopsys, Inc.(a)	$ 255,696
737	Veeva Systems, Inc., Class A(a)	212,381
525	Vimeo, Inc.(a)	15,419
976	Workday, Inc., Class A(a)	243,893
687	Zoom Video Communications, Inc., Class A(a)	179,651
		23,395,251
	SPECIALTY FINANCE - 0.4%
3,688	American Express Company	617,851
2,790	Capital One Financial Corporation	451,896
		1,069,747
	TECHNOLOGY HARDWARE - 6.8%
110,713	Apple, Inc.	15,665,889
24,227	Cisco Systems, Inc.	1,318,676
4,633	Corning, Inc.	169,058
8,864	HP, Inc.	242,519
999	Motorola Solutions, Inc.	232,088
		17,628,230
	TECHNOLOGY SERVICES - 4.9%
3,840	Accenture plc, Class A	1,228,493
2,408	Automatic Data Processing, Inc.	481,407
3,266	Cognizant Technology Solutions Corporation, Class A	242,370
1,750	CoStar Group, Inc.(a)	150,605
692	Equifax, Inc.	175,367
3,684	Fidelity National Information Services, Inc.	448,269
3,389	Fiserv, Inc.(a)	367,707
454	FleetCor Technologies, Inc.(a)	118,617
1,742	Global Payments, Inc.	274,504
2,229	IHS Markit Ltd.	259,946
5,462	International Business Machines Corporation	758,836
171	MarketAxess Holdings, Inc.	71,938
5,335	Mastercard, Inc., Class A	1,854,873
936	Moody's Corporation	332,383
443	MSCI, Inc.	269,495
1,955	Paychex, Inc.	219,840

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.5% (Continued)
	TECHNOLOGY SERVICES - 4.9% (Continued)
7,153	PayPal Holdings, Inc.(a)	$ 1,861,281
1,433	S&P Global, Inc.	608,867
2,025	Square, Inc., Class A(a)	485,676
928	Verisk Analytics, Inc.	185,851
10,336	Visa, Inc., Class A	2,302,343
		12,698,668
	TELECOMMUNICATIONS - 1.1%
43,990	AT&T, Inc.	1,188,170
2,365	T-Mobile US, Inc.(a)	302,152
25,515	Verizon Communications, Inc.	1,378,065
		2,868,387
	TOBACCO & CANNABIS - 0.6%
11,831	Altria Group, Inc.	538,547
9,705	Philip Morris International, Inc.	919,937
		1,458,484
	TRANSPORTATION & LOGISTICS - 1.1%
14,187	CSX Corporation	421,921
1,441	FedEx Corporation	315,997
1,560	Norfolk Southern Corporation	373,230
582	Old Dominion Freight Line, Inc.	166,440
4,105	Union Pacific Corporation	804,621
4,218	United Parcel Service, Inc., Class B	768,098
		2,850,307
	TRANSPORTATION EQUIPMENT - 0.1%
856	Cummins, Inc.	192,224
2,094	PACCAR, Inc.	165,258
		357,482
	WHOLESALE - CONSUMER STAPLES - 0.2%
3,391	Archer-Daniels-Midland Company	203,494
3,131	Sysco Corporation	245,783
		449,277

HCM DEFENDERS 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 79.5% (Continued)
	WHOLESALE - DISCRETIONARY - 0.1%
1,252	Copart, Inc.(a)	$ 173,677

	TOTAL COMMON STOCKS (Cost $169,379,779)	206,967,712

	EXCHANGE-TRADED FUNDS — 20.3%
	EQUITY - 20.3%
247,535	Direxion Daily S&P 500 Bull 3X	26,481,295
231,857	ProShares UltraPro S&P 500	26,364,459
	TOTAL EXCHANGE-TRADED FUNDS (Cost $35,082,880)	52,845,754

	TOTAL INVESTMENTS - 99.8% (Cost $204,462,659)	$ 259,813,466
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	447,573
	NET ASSETS - 100.0%	$ 260,261,039

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.